Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Amounts Recognized in Financial Statements
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2020	2019
Associates	6	7
Associates classified as held for sale	—	397

Total	6	404

The amounts recognised in the income statement are as follows:

All figures in £ millions	2020	2019
Associates	5	54

Total	5	54